Stock-Based Compensation (FY) (1) (Details) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Share-based Payment Arrangement, Noncash Expense [Abstract]
Options outstanding, beginning	34,303,385	31,703,385	21,593,385
Options granted		2,700,000	10,110,000
Options exercised	225,000	0	0
Options forfeited or expired	(10,000)	(100,000)	0
Options outstanding, ending		34,303,385	31,703,385
Options exercisable		33,928,385
Weighted average exercise price, outstanding, beginning	$ 0.28	$ 0.29	$ 0.31
Weighted average exercise price, granted		0.15	0.25
Weighted average exercise price, exercised		0	0
Weighted average exercise price, forfeited or expired		0.11	0
Weighted average exercise price, outstanding, ending		0.28	$ 0.29
Weighted average exercise price, exercisable		$ 0.29